Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Akre Focus ETF
Shareholder Report [Line Items]
Fund Name	Akre Focus ETF
Class Name	TF
Trading Symbol	AKRE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Akre Focus ETF for the period of August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
Additional Information Phone Number	1-877-862-9556
Additional Information Website	https://www.akrefund.com/documents-and-forms/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment1,[2]
Akre Focus ETF	$47	1.01%
[1],[2]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Akre Focus ETF’s performance for the six-month period ending January 31, 2026, was -16.39% compared with its benchmark, the S&P 500 Total Return, at 10.13%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
After a strong first half of 2025, the Fund gave back much of its gains in the second half of the year and to begin 2026. If investing was like high school, the Fund’s holdings—despite being, in our opinion, proverbial honor students and team captains with great extracurriculars—were not among the “cool kids” in the past six months. That designation belonged to stocks receiving AI tailwinds, including the market cap behemoths driving stock indices to new heights. These “Magnificent 7” mega caps have been the “big men on campus” for quite a while now, up nearly 25% in aggregate during 2025 and accounting for more than half of the S&P 500’s return over the past three years. The Fund’s portfolio, on the other hand, has significant exposure to the software sector, which has suffered dearly in the last six months driven by the narrative that AI will “eat all software”. We believe this narrative overblown at worst, mistaken at best. As painful as performance has been these past months, we believe the value in the portfolio today bodes well for the future. We do not know where the bottom is or when sentiment will turn, but we intend to continue to lean in on behalf of our shareholders, just as our companies are leaning into the AI opportunities before them.
The top five contributors to performance for the six-month period ending January 31, 2026, were LVMH, Brookfield, Danaher, Fair Isaac, and O’Reilly Automotive.
The top five detractors from performance for the six-month period ending January 31, 2026, were Constellation Software, Topicus.com, Costar, KKR, and Roper Technologies.
We have very little in the way of balance sheet risk in the portfolio: the weighted average gross debt to trailing 12-month EBITDA stands at just 1.3x. We expect our companies to be around for the long term. They can and will play offense. As will we. Thank you for your continued support.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Akre Focus ETF NAV	-12.67	7.42	13.40
S&P 500 TR	16.35	14.99	15.57
S&P 500 Equal Weight Total Return	11.29	11.40	12.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 24, 2025
Updated Performance Information Location [Text Block]	Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
Net Assets	$ 8,478,060,664
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$8,478,060,664
Number of Holdings	18
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Holdings	(% of Net Assets)
Mastercard, Inc. - Class A	13.0%
Brookfield Corp. - Class A	11.4%
Constellation Software, Inc.	9.1%
Visa, Inc. - Class A	8.6%
Moody’s Corp.	8.1%
KKR & Co., Inc.	8.0%
CoStar Group, Inc.	6.0%
Topicus.com, Inc.	5.2%
Roper Technologies, Inc.	4.7%
O’Reilly Automotive, Inc.	4.5%

Top Sectors*	(% of Net Assets)
Financials	49.2%
Information Technology	27.0%
Consumer Discretionary	11.5%
Real Estate	6.0%
Industrials	3.4%
Health Care	0.1%
Cash & Other	2.8%
[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund that occurred on October 24, 2025.
On October 24, 2025, after receiving shareholder approval, the Akre Focus Fund (the “Predecessor Fund”), was reorganized within Professionally Managed Portfolios from a mutual fund into an exchange-traded fund (“ETF”), named the Akre Focus ETF. The Predecessor Fund’s expense ratios were 1.33%, 1.06% and 0.98% for the Retail, Institutional and Supra Institutional classes of the mutual fund, respectively. As a result of the reorganization, the Fund now has an expense ratio for all shareholders of 0.98% and is subject to ETF-related risks.
If you are interested in reviewing more detail regarding the reorganization, you may read the N-14 proxy statement/prospectus, which can be found here: https://www.akrefund.com/documents/aff-etf-n-14-filing/.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.akrefund.com/documents-and-forms/.

Updated Prospectus Web Address	https://www.akrefund.com/documents-and-forms/

[1]
1	Annualized

[2]
2	Effective at the close of business on October 24, 2025 the Fund acquired all the assets and liabilities of the Akre Focus Fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”). Effective October 10, 2025, the Retail Class shares and the Supra Institutional Class shares of the Predecessor Fund were converted into the Institutional Class shares of the Predecessor Fund (the “Share Class Consolidation”). The expense ratio presented reflects the accounting history of the Institutional Class of the Predecessor Fund prior to the Reorganization. Due to differing fee structures, Retail Class shareholders experienced higher expenses and Supra Institutional Class shareholders experienced lower expenses prior to their consolidation into the Institutional Class on October 10, 2025.

[3]
*	The securities in the portfolio have been classified into industries utilizing their respective Global Industry Classification Standard (“GICS®”) code. In cases where Akre Capital Management, LLC (the “Adviser”) has determined that a holding is misclassified by GICS®, or has not been classified by GICS®, a Fund-determined GICS® framework classification will be utilized. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.